UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period:  10/31/08

Item 1.  Reports to Stockholders.

Semi-Annual Report

October 31, 2008

1-888-451-TPFG

www.TPFG.com

Distributed by Northern Lights Distributors, LLC

FINRA/SIPC Member

THE PACIFIC FINANCIAL FUNDS
PORTFOLIO REVIEW (unaudited)			October 31, 2008

Pacific Financial Core Equity Fund

	Top Holdings by Industry	% of Net Assets
1.	Equity Exchange Traded Funds	98.46%
	Other, Cash & Cash Equivalents Less Liabilities	1.54%
	Total	100.00%

Pacific Financial Explorer Fund

	Top Holdings by Industry	% of Net Assets
1.	Consumer Staples	29.59%
2.	Consumer Goods	15.10%
3.	Health & Biotechnology	15.04%
4.	Medical	14.95%
5.	Transportation	14.55%
6.	Commodity	5.46%
	Other, Cash & Cash Equivalents Less Liabilities	5.31%
	Total	100.00%

Pacific Financial International Fund

	Top Holdings by Industry	% of Net Assets
1.	International	75.22%
2.	Australia	3.01%
3.	Japan	2.99%
4.	Canada	2.98%
5.	Sweden	2.98%
6.	Mexico	2.96%
7.	United Kingdom	2.87%
8.	Switzerland	2.84%
	Other, Cash & Cash Equivalents Less Liabilities	4.15%
	Total	100.00%

Pacific Financial Strategic Conservative Fund

	Top Holdings by Industry	% of Net Assets
1.	Debt Mutual Funds	99.39%
	Other, Cash & Cash Equivalents Less Liabilities	0.61%
	Total	100.0%

Pacific Financial Tactical Fund

	Top Holdings by Industry	% of Net Assets
1.	Debt Exchange Traded Funds	29.87%
2.	Asset Allocation Exchange Traded Funds	15.70%
3.	Debt Mutual Funds	14.07%
4.	Index Mutual Funds	10.64%
5.	Equity Mutual Funds	8.94%
6.	Index Exchange Traded Funds	5.42%
7.	Equity Exchange Traded Funds	2.24%
	Other, Cash & Cash Equivalents Less Liabilities	13.12%
	Total	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of each Portfolio's holdings.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (unaudited)			October 31, 2008
% of
Net Assets	Description	Shares	Value
98.46%	EXCHANGE TRADED FUNDS
98.46%	EQUITY FUNDS
	DIAMONDS Trust Series I	26,145	$ 2,444,558
	iShares Russell 1000 Growth Index Fund	60,706	2,431,275
	iShares Russell 1000 Index Fund	46,139	2,430,141
	iShares Russell 1000 Value Index Fund	45,189	2,396,824
	iShares Russell Midcap Growth Index Fund	65,972	2,222,597
	iShares Russell Midcap Index Fund	38,111	2,462,733
	iShares Russell Midcap Value Index Fund	64,162	1,935,126
	iShares S&P 500 Index Fund	49,584	4,828,986
	iShares S&P MidCap 400 Index Fund	25,860	1,472,727
	Powershares QQQ	44,175	1,452,916
	Total Exchange Traded Funds
	(Cost $30,281,478)		24,077,883

1.73%	SHORT-TERM INVESTMENTS
1.73%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.89% *
	(Cost $422,882)	422,882	422,882

100.19%	TOTAL INVESTMENTS
	(Cost $30,704,360) (a)		$ 24,500,765

-0.19%	LIABILITIES IN EXCESS OF OTHER ASSETS		(46,748)

100.00%	TOTAL NET ASSETS		$ 24,454,017

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ -
	Unrealized depreciation		(6,203,595)
	Net unrealized depreciation		$ (6,203,595)
* Money market fund; interest rate reflects seven day effecive yield on October 31, 2008

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (unaudited)			October 31, 2008
% of
Net Assets	Description	Shares	Value
94.69%	EXCHANGE TRADED FUNDS
5.46%	COMMODITY
	iShares COMEX Gold Trust *	2,306	$ 165,064
	SPDR Gold Trust *	2,301	164,153
			329,217
15.10%	CONSUMER GOODS
	iShares Dow Jones US Consumer Goods Sector Index Fund	18,701	908,682

29.59%	CONSUMER STAPLES
	Consumer Staples Select Sector SPDR Fund	36,549	881,562
	Vanguard Consumer Staples ETF	15,037	899,062
			1,780,624
15.04%	HEALTH & BIOTECHNOLOGY
	First Trust AMEX Biotechnology Index Fund	14,643	302,524
	iShares Nasdaq Biotechnology Index Fund	4,213	300,850
	SPDR S&P Biotech ETF	5,623	301,843
			905,217
14.95%	MEDICAL
	iShares Dow Jones US Medical Devices Index Fund *	19,960	899,597

14.55%	TRANSPORTATION
	iShares Dow Jones Transportation Average Index Fund	12,551	875,809

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $5,843,553)		5,699,146

5.67%	SHORT-TERM INVESTMENTS
5.67%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.89% **
	(Cost $341,402)	341,402	341,402

100.36%	TOTAL INVESTMENTS
	(Cost $6,184,955) (a)		$ 6,040,548

-0.36%	LIABILITIES IN EXCESS OF OTHER ASSETS		(21,560)

100.00%	TOTAL NET ASSETS		$ 6,018,988

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 123,771
	Unrealized depreciation		(268,178)
	Net unrealized depreciation		$ (144,407)
* Non-income producing security
** Money market fund; interest rate reflects seven day effecive yield on October 31, 2008

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (unaudited)			October 31, 2008
% of
Net Assets	Description	Shares	Value
95.85%	EXCHANGE TRADED FUNDS
3.01%	AUSTRALIA
	CurrencyShares Australian Dollar Trust	1,079	$ 72,077

2.98%	CANADA
	CurrencyShares Canadian Dollar Trust	855	71,307

75.22%	INTERNATIONAL
	CurrencyShares Euro Trust	519	66,271
	iShares MSCI EAFE Index Fund	2,832	126,364
	iShares S&P Global Consumer Staples Sector Index Fund	4,951	238,985
	iShares S&P Global Healthcare Sector Index Fund	5,277	236,515
	iShares S&P Global Utilities Sector Index Fund	5,211	240,435
	SPDR FTSE Macquarie Global Infrastructure 100 ETF	3,597	146,506
	WisdomTree Emerging Markets High-Yielding Equity Fund	7,485	258,307
	WisdomTree International Health Care Sector Fund	11,638	241,838
	WisdomTree International Utilities Sector Fund	10,620	243,304
			1,798,525
2.99%	JAPAN
	CurrencyShares Japanese Yen Trust *	707	71,386

2.96%	MEXICO
	CurrencyShares Mexican Peso Trust	909	70,811

2.98%	SWEDEN
	CurrencyShares Swedish Krona Trust	551	71,129

2.84%	SWITZERLAND
	CurrencyShares Swiss Franc Trust	789	67,862

2.87%	UNITED KINGDOM
	CurrencyShares British Pound Sterling Trust	425	68,599

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $2,470,315)		2,291,696

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (unaudited)(continued)			October 31, 2008
% of
Net Assets	Description	Shares	Value
4.72%	SHORT-TERM INVESTMENTS
4.72%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.89% **
	(Cost $112,800)	112,800	$ 112,800

100.57%	TOTAL INVESTMENTS
	(Cost $2,583,115) (a)		$ 2,404,496

-0.57%	LIABILITIES IN EXCESS OF OTHER ASSETS		(13,628)

100.00%	TOTAL NET ASSETS		$ 2,390,868

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 17,428
	Unrealized depreciation		(196,047)
	Net unrealized depreciation		$ (178,619)
* Non-income producing security
** Money market fund; interest rate reflects seven day effecive yield on October 31, 2008

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (unaudited)			October 31, 2008
% of
Net Assets	Description	Shares	Value
99.39%	OPEN ENDED MUTUAL FUNDS
99.39%	DEBT MUTUAL FUNDS
	American Century Target Maturities Trust Series 2010 Fund	12,923	$ 1,334,196
	Federated US Government Securities Fund: 1-3 Years	130,425	1,391,635
	Federated US Government Securities Fund: 2-5 Years	241,187	2,773,655
	ISI North American Government Bond Fund	383,558	2,769,289
	Sit US Government Securities Fund	160,374	1,698,359
	Vanguard Short-Term Federal Fund	105,537	1,110,253
	Vanguard Short-Term Treasury Fund	244,823	2,641,636
	Total Open Ended Mutual Funds
	(Cost $13,874,414)		13,719,023

1.21%	SHORT-TERM INVESTMENTS
1.21%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.89% *
	(Cost $166,329)	166,329	166,329

100.60%	TOTAL INVESTMENTS
	(Cost $14,040,743) (a)		$ 13,885,352

-0.60%	LIABILITIES IN EXCESS OF OTHER ASSETS		(83,034)

100.00%	TOTAL NET ASSETS		$ 13,802,318

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ -
	Unrealized depreciation		(155,391)
	Net unrealized depreciation		$ (155,391)
* Money market fund; interest rate reflects seven day effecive yield on October 31, 2008

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (unaudited)			October 31, 2008
% of
Net Assets	Description	Shares	Value
53.23%	EXCHANGE TRADED FUNDS
15.70%	ASSET ALLOCATION EXCHANGE TRADED FUNDS
	American Century One Choice Portfolio - Very Conservative	159,347	$ 1,507,419
	CurrencyShares Euro Trust	5,656	722,215
	CurrencyShares Mexican Peso Trust	9,680	754,072
	CurrencyShares Swedish Krona Trust	5,648	729,100
			3,712,806
29.87%	DEBT EXCHANGE TRADED FUNDS
	iShares Lehman 1-3 Year Treasury Bond Fund	33,848	2,845,263
	iShares Lehman 3-7 Year Treasury Bond Fund	12,899	1,421,083
	iShares Lehman 7-10 Year Treasury Bond Fund	31,864	2,800,527
			7,066,873
2.24%	EQUITY EXCHANGE TRADED FUNDS
	Powershares QQQ	16,087	529,101

5.42%	INDEX EXCHANGE TRADED FUNDS
	iShares Russell 2000 Index Fund	9,058	484,422
	iShares S&P MidCap 400 Growth Index Fund	13,608	798,790
			1,283,212
	Total Exchange Traded Funds
	(Cost $13,463,344)		12,591,992

33.65%	OPEN ENDED MUTUAL FUNDS
14.07%	DEBT MUTUAL FUNDS
	Osterweis Strategic Income Fund	238,555	2,380,781
	PIMCO Total Return Fund	93,336	946,427
			3,327,208
8.94%	EQUITY MUTUAL FUNDS
	ProFunds Bear ProFund	59,908	2,115,357

10.64%	INDEX MUTUAL FUNDS
	Rydex Series - Inverse S&P 500 Strategy Fund	50,192	2,517,626

	Total Open Ended Mutual Funds
	(Cost $7,533,189)		7,960,191

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (unaudited)(continued)			October 31, 2008
% of
Net Assets	Description	Shares	Value
13.73%	SHORT-TERM INVESTMENTS
13.73%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.89% *
	(Cost $3,248,541)	3,248,541	3,248,541

100.61%	TOTAL INVESTMENTS
	(Cost $24,245,074) (a)		$ 23,800,724

-0.61%	LIABILITIES IN EXCESS OF OTHER ASSETS		(145,420)

100.00%	TOTAL NET ASSETS		$ 23,655,304

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 664,412
	Unrealized depreciation		(1,108,763)
	Net unrealized depreciation		$ (444,350)
* Money market fund; interest rate reflects seven day effecive yield on October 31, 2008

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2008 (unaudited)

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund
Assets:
Investments in securities, at cost	$ 30,704,360	$ 6,184,955	$ 2,583,115	$ 14,040,743	$ 24,245,074
Investments in securities, at value	$ 24,500,765	$ 6,040,548	$ 2,404,496	$ 13,885,352	$ 23,800,724
Interest and dividends receivable	3,290	220	92	12,111	5,352
Prepaid expenses and other assets	8,510	7,935	6,666	8,051	7,838
Total Assets	24,512,565	6,048,703	2,411,254	13,905,514	23,813,914

Liabilities:
Payable for fund shares redeemed	15,671	10,739	-	59,435	110,684
Investment advisory fees payable	15,514	4,802	2,016	15,958	19,636
Fees payable to other affiliates	12,234	5,312	9,179	12,987	13,738
Distribution (12b-1) fees payable	3,878	1,200	504	3,990	4,909
Accrued expenses and other liabilities	11,251	7,662	8,687	10,826	9,643
Total Liabilities	58,548	29,715	20,386	103,196	158,610

Net Assets	$ 24,454,017	$ 6,018,988	$ 2,390,868	$ 13,802,318	$ 23,655,304

Net Assets:
Paid in capital ($0 par value, unlimited
shares authorized)	32,847,286	9,995,022	6,922,116	15,668,170	24,968,260
Accumulated undistributed net investment
income	(32,308)	23,393	5,306	5,597	103,304
Accumulated net realized loss on investments	(2,157,366)	(3,855,020)	(4,357,935)	(1,716,058)	(971,910)
Net unrealized depreciation on investments	(6,203,595)	(144,407)	(178,619)	(155,391)	(444,350)

Net Assets	$ 24,454,017	$ 6,018,988	$ 2,390,868	$ 13,802,318	$ 23,655,304

Shares of Beneficial Interest Outstanding	3,841,092	912,914	440,173	1,513,281	2,534,858

Net asset value, offering and redemption
price per share (a)	$ 6.37	$ 6.59	$ 5.43	$ 9.12	$ 9.33

(a)	Shares redeemed within 60 days are subject to a 2.00% redemption fee.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended October 31, 2008 (unaudited)

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund
Investment Income:
Dividend	$ 128,064	$ 131,720	$ 199,855	$ 413,991	$ 227,095
Interest	4,720	4,630	4,500	6,754	18,931
Total Investment Income	132,784	136,350	204,355	420,745	246,026

Expenses:
Investment advisory fees	79,749	53,638	54,855	93,100	98,162
Administration service fees	45,862	28,034	29,801	45,864	51,454
Distribution (12b-1) fees	19,937	13,409	13,714	23,275	24,540
Registration fees	8,434	8,243	8,130	8,330	8,107
Custodian fees	5,936	3,946	7,479	3,804	4,877
Trustees' fees and expenses	5,136	5,332	5,394	4,065	5,319
Professional fees	4,892	5,227	3,806	11,824	11,178
Compliance officer fees	4,127	2,320	879	2,883	4,843
Insurance expense	596	194	308	232	257
Printing and postage expense	116	100	172	247	485
Miscellaneous expenses	1,498	1,202	966	910	999
Total Expenses	176,283	121,645	125,504	194,534	210,221
Less: Advisory fees waived	(11,554)	(8,688)	(7,153)	(5,196)	(3,044)
Net Expenses	164,729	112,957	118,351	189,338	207,177

Net Investment Income (Loss)	(31,945)	23,393	86,004	231,407	38,849

Realized and Unrealized
Gain (Loss) on Investments
Net realized loss from investments	(275,404)	(2,401,972)	(3,296,255)	(1,526,778)	(329,282)
Net change in unrealized depreciation
on investments	(5,089,286)	(497,619)	(660,407)	(26,211)	(502,770)
Net Realized and Unrealized Loss	(5,364,690)	(2,899,591)	(3,956,662)	(1,552,989)	(832,052)

Net Decrease in Net Assets
Resulting From Operations	$ (5,396,635)	$ (2,876,198)	$ (3,870,658)	$ (1,321,582)	$ (793,203)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Pacific Financial		Pacific Financial		Pacific Financial
	Core Equity Fund		Explorer Fund		International Fund

	Six Months Ended		Six Months Ended		Six Months Ended
	October 31, 2008	Period Ended	October 31, 2008	Period Ended	October 31, 2008	Period Ended
	(unaudited)	April 30, 2008 *	(unaudited)	April 30, 2008 *	(unaudited)	April 30, 2008 *

Operations:
Net investment income (loss)	$ (31,945)	$ (74,587)	$ 23,393	$ (125,440)	$ 86,004	$ 27,484
Net realized loss from investments	(275,404)	(1,881,962)	(2,401,972)	(1,453,048)	(3,296,255)	(472,770)
Net change in unrealized appreciation /
(depreciation) on investments	(5,089,286)	(1,114,309)	(497,619)	353,212	(660,407)	481,788
Net Increase / (Decrease) in Net Assets
Resulting From Operations	(5,396,635)	(3,070,858)	(2,876,198)	(1,225,276)	(3,870,658)	36,502

Distributions to Shareholders From:
Net Investment Income:	-	-	-	-	-	(123,185)
Net Realized Gains:	-	-	-	-	-	(589,047)
Total Dividends and Distributions
to Shareholders	-	-	-	-	-	(712,232)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold	39,817,427	36,448,793	10,460,641	23,560,449	9,514,054	22,228,607
Reinvestment of dividends and distributions	-	-	-	-	-	712,018
Redemption fee proceeds	-	-	-	1,336	-	-
Cost of shares redeemed	(21,969,673)	(21,375,047)	(11,481,697)	(12,420,277)	(17,216,953)	(8,300,480)
Net Increase / (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	17,847,754	15,073,746	(1,021,056)	11,141,508	(7,702,899)	14,640,145

Total Increase / (Decrease) in Net Assets	12,451,119	12,002,888	(3,897,254)	9,916,232	(11,573,557)	13,964,415

Net Assets:
Beginning of period	12,002,898	10	9,916,242	10	13,964,425	10
End of period**	$ 24,454,017	$ 12,002,898	$ 6,018,988	$ 9,916,242	$ 2,390,868	$ 13,964,425
** Includes undistributed net investment
income (loss) at end of period	$ (32,308)	$ (363)	$ 23,393	$ -	$ 5,306	$ (80,698)

Share Activity:
Shares Sold	5,069,702	3,663,774	1,249,949	2,381,603	1,088,189	2,307,401
Shares Reinvested	-	-	-	-	-	71,488
Shares Redeemed	(2,530,491)	(2,361,893)	(1,412,709)	(1,305,929)	(2,151,687)	(875,218)
Net increase / (decrease) in shares of
beneficial interest outstanding	2,539,211	1,301,881	(162,760)	1,075,674	(1,063,498)	1,503,671

*Institutional shares for all Funds commenced operations on July 2, 2007

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Pacific Financial		Pacific Financial
	Strategic Conservative Fund		Tactical Fund

	Six Months Ended		Six Months Ended
	October 31, 2008	Period Ended	October 31, 2008	Period Ended
	(unaudited)	April 30, 2008 *	(unaudited)	April 30, 2008 *

Operations:
Net investment income	$ 231,407	$ 421,669	$ 38,849	$ 186,897
Net realized loss from investments	(1,526,778)	(174,080)	(329,282)	(642,628)
Net change in unrealized appreciation /
(depreciation) on investments	(26,211)	(129,180)	(502,770)	58,420
Net Increase / (Decrease) in Net Assets
Resulting From Operations	(1,321,582)	118,409	(793,203)	(397,311)

Distributions to Shareholders From:
Net Investment Income:	(436,613)	(210,108)	-	(122,442)
Net Realized Gains:	-	(15,958)	-	-
Total Dividends and Distributions
to Shareholders	(436,613)	(226,066)	-	(122,442)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold	23,766,274	36,571,621	25,143,336	24,503,815
Reinvestment of dividends and distributions	436,492	225,838	-	122,442
Cost of shares redeemed	(33,899,643)	(11,432,422)	(15,499,589)	(9,301,754)
Net Increase / (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	(9,696,877)	25,365,037	9,643,747	15,324,503

Total Increase / (Decrease) in Net Assets	(11,455,072)	25,257,380	8,850,544	14,804,750

Net Assets:
Beginning of period	25,257,390	10	14,804,760	10
End of period**	$ 13,802,318	$ 25,257,390	$ 23,655,304	$ 14,804,760
** Includes undistributed net investment
income at end of period	$ 5,597	$ 210,803	$ 103,304	$ 64,455

Share Activity:
Shares Sold	2,489,807	3,646,969	2,645,277	2,483,213
Shares Reinvested	46,326	22,789	-	12,675
Shares Redeemed	(3,548,881)	(1,143,729)	(1,639,992)	(966,315)
Net increase / (decrease) in shares of
beneficial interest outstanding	(1,012,748)	2,526,029	1,005,285	1,529,573

*Institutional shares for all Funds commenced operations on July 2, 2007
See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

		Six Months Ended	Period Ended
		October 31, 2008	April 30, 2008 *

Net asset value, beginning of period		$ 9.22	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	(0.02)	(0.03)
	Net realized and unrealized gain (loss)	(2.83)	(0.75)
	Total from investment operations	(2.85)	(0.78)

Net asset value, end of period		$ 6.37	$ 9.22

Total return (2,3)		-30.91%	-7.80%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 24,454	$ 12,003
	Ratios of gross expenses to
	average net assets: (4,5)	2.21%	2.10%
	Ratios of net expenses to
	average net assets: (4,5)	2.07%	2.00%
	Ratios of net investment income (loss) to
	average net assets: (4,5,6)	-0.40%	-0.38%
	Ratios of net investment income (loss) to
	average net assets - pre waiver: (4,5,6)	-0.55%	-0.48%
	Portfolio turnover rate (7)	11%	85%

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.
(4)	Annualized
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

		Six Months Ended	Period Ended
		October 31, 2008	April 30, 2008 *

Net asset value, beginning of period		$ 9.22	$ 10.00
Activity from investment operations:
	Net investment income (loss) (1)	0.02	(0.09)
	Net realized and unrealized gain (loss)	(2.65)	(0.69)
	Total from investment operations	(2.63)	(0.78)

Paid in capital from redemption fees		0.00	0.00	(2)

Net asset value, end of period		$ 6.59	$ 9.22

Total return (3,4)		-28.52%	-7.80%
Ratios/Supplemental Data:
	Net assets, end of period (in 000s)	$ 6,019	$ 9,916
	Ratios of gross expenses to
	average net assets: (5,6)	2.27%	2.20%
	Ratios of net expenses to
	average net assets: (5,6)	2.11%	2.00%
	Ratios of net investment income (loss) to
	average net assets: (5,6,7)	0.44%	-1.07%
	Ratios of net investment income (loss) to
	average net assets - pre waiver: (5,6,7)	0.27%	-1.27%
	Portfolio turnover rate (8)	284%	555%

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Redemption fees resulted in less than $0.01 per share.
(3)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.
(5)	Annualized
(6)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(8)	Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Six Months Ended	Period Ended
	October 31, 2008	April 30, 2008 *

Net asset value, beginning of period	$ 9.29	$ 10.00
Activity from investment operations:
Net investment income (loss) (1)	0.07	0.02
Net realized and unrealized gain (loss)	(3.93)	(0.09)
Total from investment operations	(3.86)	(0.07)
Less distributions from:
Net Investment Income	0.00	(0.11)
Net Realized Gains	0.00	(0.53)
Total distributions	0.00	(0.64)

Paid in capital from redemption fees	0.00	0.00

Net asset value, end of period	$ 5.43	$ 9.29

Total return (2,3)	-41.55%	-1.17%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 2,391	$ 13,964
Ratios of gross expenses to
average net assets: (4,5)	2.29%	2.27%
Ratios of net expenses to
average net assets: (4,5)	2.16%	2.00%
Ratios of net investment income (loss) to
average net assets: (4,5,6)	1.57%	0.27%
Ratios of net investment income (loss) to
average net assets - pre waiver: (4,5,6)	1.44%	0.00%
Portfolio turnover rate (7)	281%	360%

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3) Assumes reinvestment of all dividends and distributions, if any.
(4) Annualized
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7) Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Six Months Ended	Period Ended
	October 31, 2008	April 30, 2008 *

Net asset value, beginning of period	$ 10.00	$ 10.00
Activity from investment operations:
Net investment income (loss) (1)	0.12	0.24
Net realized and unrealized gain (loss)	(0.65)	(0.07)
Total from investment operations	(0.53)	0.17
Less distributions from:
Net Investment Income	(0.35)	(0.16)
Net Realized Gains	0.00	(0.01)
Total distributions	(0.35)	(0.17)

Net asset value, end of period	$ 9.12	$ 10.00

Total return (2,3)	-5.45%	1.72%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 13,802	$ 25,257
Ratios of gross expenses to
average net assets: (4,5)	2.10%	2.19%
Ratios of net expenses to
average net assets: (4,5)	2.05%	2.00%
Ratios of net investment income (loss) to
average net assets: (4,5,6)	2.50%	2.84%
Ratios of net investment income (loss) to
average net assets - pre waiver: (4,5,6)	2.45%	2.65%
Portfolio turnover rate (7)	239%	228%

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3) Assumes reinvestment of all dividends and distributions, if any.
(4) Annualized
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7) Not annualized

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Six Months Ended	Period Ended
	October 31, 2008	April 30, 2008 *

Net asset value, beginning of period	$ 9.68	$ 10.00
Activity from investment operations:
Net investment income (loss) (1)	0.02	0.17
Net realized and unrealized gain (loss)	(0.37)	(0.39)
Total from investment operations	(0.35)	(0.22)
Less distributions from:
Net Investment Income	0.00	(0.10)
Total distributions	0.00	(0.10)

Net asset value, end of period	$ 9.33	$ 9.68

Total return (2,3)	-3.62%	-2.16%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 23,655	$ 14,805
Ratios of gross expenses to
average net assets: (4,5)	2.14%	2.25%
Ratios of net expenses to
average net assets: (4,5)	2.11%	2.00%
Ratios of net investment income (loss) to
average net assets: (4,5,6)	0.40%	2.11%
Ratios of net investment income (loss) to
average net assets - pre waiver: (4,5,6)	0.36%	1.86%
Portfolio turnover rate (7)	178%	337%

*Institutional shares for all Funds commenced operations on July 2, 2007
(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)

Aggregate (not annualized) total return is shown for any period shorter than one year.  Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3) Assumes reinvestment of all dividends and distributions, if any.
(4) Annualized
(5)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7) Not annualized

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2008 (unaudited)

1.

ORGANIZATION

The Pacific Financial family of mutual funds (each a “Fund”, collectively the “Funds”) is comprised of five different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Funds are the Pacific Financial Core Equity Fund (the "Core Equity Fund"), the Pacific Financial Explorer Fund (the "Explorer Fund"), the Pacific Financial International Fund (the "International Fund"), the Pacific Financial Strategic Conservative Fund (the "Strategic Conservative Fund") and the Pacific Financial Tactical Fund (the "Tactical Fund"). The investment objective of each fund is as follows:

Fund

Primary Objective

Core Equity Fund

Long Term Capital Appreciation

Explorer Fund

Long Term Capital Appreciation

International Fund

Long Term Capital Appreciation

Strategic Conservative Fund

Preservation of Capital and Current Income

Tactical Fund

Long Term Capital Appreciation

The Funds currently offer Institutional shares only. Investor shares of the Funds are currently not available. Institutional shares are offered at net asset value.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day at the mean of the last quoted bid and asked prices.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are generally valued at amortized cost.   In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “Fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”) or their designees, pursuant to procedures approved by the Board with reference to other securities or indices.  Fair valuation may also be used by the Board if extraordinary events that could have an impact on foreign securities holdings occur after the close of the relevant world markets but prior to the NYSE close.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2008 (unaudited)

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair Value Measurement.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s investments carried at fair value:

Pacific Financial Core Equity Fund

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments *
Level 1 - Quoted Prices	24,077,883	-
Level 2 - Other Significant Observable Inputs	422,882	-
Level 3 - Significant Unobservable Inputs		-
Total	24,500,765
* Other financial instruments include futures, forwards and swap contracts.

Pacific Financial Explorer Fund

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments *
Level 1 - Quoted Prices	5,699,146	-
Level 2 - Other Significant Observable Inputs	341,402	-
Level 3 - Significant Unobservable Inputs		-
Total	6,040,548
* Other financial instruments include futures, forwards and swap contracts.

Pacific Financial International Fund

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments *
Level 1 - Quoted Prices	2,291,696	-
Level 2 - Other Significant Observable Inputs	112,800	-
Level 3 - Significant Unobservable Inputs		-
Total	2,404,496
* Other financial instruments include futures, forwards and swap contracts.

Pacific Financial Strategic Conservative Fund

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments *
Level 1 - Quoted Prices	13,719,023	-
Level 2 - Other Significant Observable Inputs	166,329	-
Level 3 - Significant Unobservable Inputs		-
Total	13,885,352
* Other financial instruments include futures, forwards and swap contracts.

Pacific Financial Tactical Fund

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments *
Level 1 - Quoted Prices	20,552,183	-
Level 2 - Other Significant Observable Inputs	3,248,541	-
Level 3 - Significant Unobservable Inputs		-
Total	23,800,724
* Other financial instruments include futures, forwards and swap contracts.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually except for the Strategic Conservative Fund which is declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal income tax – It is the policy of each fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on October 31, 2007.  The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits.  As of and during the Period ended April 30, 2008 and the six months ended October 31, 2008, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the period, the Funds did not incur any interest or penalties.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board).  Expenses specifically attributable to a particular Fund in the Pacific Financial family of Funds are borne by that Fund.  Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial family of Funds or another reasonable basis.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended October 31, 2008, cost of purchases and proceeds from sales of Fund securities, other than short-term investments amounted to the following:

Fund

Purchases

Sales

Core Equity Fund

$18,869,540

$  1,751,076

Explorer Fund

  30,773,831

  32,798,956

International Fund

  27,217,549

  34,899,636

Strategic Conservative Fund

  39,740,083

  49,663,170

Tactical Fund

  40,916,332

  30,186,860

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds. The Pacific Financial Group, Inc. serves as the Funds’ investment adviser (the “Adviser”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others, including the Adviser.  As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser had agreed, until August 31, 2008, to waive the investment advisory fee and reimburse each of the Funds for other expenses to the extent necessary so that the Net Annual Operating Expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds or extraordinary expenses such as litigation) does not exceed 2.00% of each Fund’s average daily net assets for the Institutional Class shares.  The waivers/reimbursements of the Adviser fees for the six months ended October 31, 2008 are included in the chart below.

Waiver Reimbursement

Fund

    October 31, 2008

Core Equity Fund

$11,554

Explorer Fund

   8,688

International Fund

   7,153

Strategic Conservative Fund

   5,196

Tactical Fund

   3,044

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributed to the Institutional Class are subsequently less than 2.00% of the average daily net assets, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 2.00% of the average daily net assets for the Institutional Class. If the Fund’s Operating Expenses attributable to the Institutional Class shares subsequently exceed 2.00% per annum of the Fund’s average daily net assets, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed hereunder to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  As of October 31, 2008 the Adviser may recover the following fees until the indicated dates:

Fund

       April 30, 2011

                  August 30, 2011

Core Equity Fund

$18,615

$11,554

Explorer Fund

  23,633

    8,688

International Fund

  27,295

    7,153

Strategic Conservative Fund

  28,351

    5,196

Tactical Fund

  21,909

    3,044

The Board has adopted, on behalf of the Funds, a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of .25% of the average daily net assets attributable to the Institutional Class shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. During the six months ended October 31, 2008, pursuant to the plan, the Institutional class shares were charged as follows:

Fund

     Institutional Class

Core Equity Fund

$19,937

Explorer Fund

  13,409

International Fund

  13,714

Strategic Conservative Fund

  23,275

Tactical Fund

  24,540

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Institutional Class shares.  The Distributor is an affiliate of GFS.

The Funds pay each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending the meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Funds as follows:

Administration, Fund Accounting and Transfer Agency. The Funds pay GFS an asset-based fee in decreasing amounts as the Funds’ combined assets reach certain breakpoints. The Funds are subject to a minimum annual fee. The Funds also pay GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee $400,000 or

- 15 basis points or 0.15% per annum on the first $250 million in net assets

- 10 basis points or 0.10% per annum on the next $250 million in net assets

-   8 basis points or 0.08% per annum on the next $500 million in net assets

-   3 basis points or 0.03% per annum on the next $2 billion in net assets

-   1.75 basis points or .0175% per annum on net assets greater than $3 billion

Custody Administration. Pursuant to the terms of the Funds’ Custody Agreement with Bank of New York (the “Custody Agreement”), each Fund pays an asset-based custody fee in decreasing amounts as the Fund’s assets reach certain breakpoints. Each Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.  GFS’s share of fees collected for the six months ended October 31, 2008 is summarized in the table on the following page.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  The expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, for the six months ended October 31, 2008 is summarized in the table below.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  GemCom collection for EDGAR and printing services performed, for the six months ended October 31, 2008 is summarized in the table below.

Fund

Custody

Compliance

GemCom

Core Equity Fund

   $1,075

    $4,127

     $1,062

Explorer Fund

     1,636

      2,320

          864

International Fund

     1,404

         879

          744

Strategic Conservative Fund

        854

      2,883

       1,035

Tactical Fund

        828

      4,843

       1,147

5. REDEMPTION FEE

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the six months ended October 31, 2008, the Funds assessed no redemption fees.

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended April 30, 2008 were as follows:

                                                * Information is as of the Fund’s tax year ended December 31, 2007.

As of April 30, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                               * Information is as of the Fund’s tax year ended December 31, 2007.

The difference between book basis and tax basis unrealized appreciation on each fund is attributable to the tax deferral of losses on wash sales.  The difference between book basis and tax basis undistributed ordinary income on the Core Equity Fund is attributable to the unamortized portion of organization expenses for tax purposes for the fund.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

Fund

   Amount

Core Equity Fund

$1,727,028

Explorer Fund

  1,436,931

International Fund *

       75,567

Strategic Conservative Fund

     165,280

Tactical Fund

     434,957

* Information is as of the Fund’s tax year ended December 31, 2007.

At April 30, 2008, the Funds had capital loss carryforwards for federal income tax purposes available to offset future capital gains through the indicated expiration date:

             Fund

                 April 30, 2016

Core Equity Fund

  $ 17,337

Explorer Fund

     10,758

International Fund *

          -

Strategic Conservative Fund

          -

Tactical Fund

   185,755

* Information is as of the Fund’s tax year ended December 31, 2007.

Permanent book and tax differences resulted in reclassification for the period ended April 30, 2008 as follows:

                                            * Information is as of the Fund’s tax year ended December 31, 2007.

THE PACIFIC FINANCIAL FUNDS

EXPENSE EXAMPLES

OCTOBER 31, 2008 (unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 5/1/08	Ending Account Value 10/31/08	Expenses Paid During Period*	Ending Account Value 10/31/08	Expenses Paid During Period*

Pacific Financial Core Equity Fund	2.07%	$1,000.00	$690.90	$ 8.99	$1,014.77	$ 10.72
Pacific Financial Explorer Fund	2.11%	$1,000.00	$857.40	$ 9.12	$1,014.57	$ 10.71
Pacific Financial International Fund	2.16%	$1,000.00	$584.50	$ 8.43	$1,014.32	$ 10.71
Pacific Financial Strategic Conservative Fund	2.05%	$1,000.00	$945.50	$ 10.35	$1,014.87	$ 10.72
Pacific Financial Tactical Fund	2.11%	$1,000.00	$963.80	$ 10.44	$1,014.57	$ 10.71

*Expenses Paid during the Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 365.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR

The Pacific Financial Group, Inc.

10900 NE 8th Street, Suite 1523

Bellevue, WA 98004

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/7/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

1/7/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/7/09